Offerings	Oct. 31, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Senior Notes due 2028 of Waste Management, Inc.
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 997,770,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,758.59
Offering Note	The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Tables" table shall be deemed to update the "Calculation of Filing Fee Tables" table in the registrants' Registration Statement on Form S-3ASR (No. 333-264493), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.500% Senior Notes due 2028 of Waste Management, Inc. by Waste Management Holdings, Inc.
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Waste Management Holdings, Inc. will fully and unconditionally guarantee the 4.500% Senior Notes due 2028 issued by Waste Management, Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Senior Notes due 2030 of Waste Management, Inc.
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 698,922,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,004.96
Offering Note	See Note 1
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.650% Senior Notes due 2030 of Waste Management, Inc. by Waste Management Holdings, Inc.
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Waste Management Holdings, Inc. will fully and unconditionally guarantee the 4.650% Senior Notes due 2030 issued by Waste Management, Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Senior Notes due 2032 of Waste Management, Inc.
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 747,787,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,486.27
Offering Note	See Note 1
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.800% Senior Notes due 2032 of Waste Management, Inc. by Waste Management Holdings, Inc.
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Waste Management Holdings, Inc. will fully and unconditionally guarantee the 4.800% Senior Notes due 2032 issued by Waste Management, Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Senior Notes due 2035 of Waste Management, Inc.
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,492,410,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 228,487.97
Offering Note	See Note 1
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.950% Senior Notes due 2035 of Waste Management, Inc. by Waste Management Holdings, Inc.
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Waste Management Holdings, Inc. will fully and unconditionally guarantee the 4.950% Senior Notes due 2035 issued by Waste Management, Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Senior Notes due 2054 of Waste Management, Inc.
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,249,487,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,296.54
Offering Note	See Note 1
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 5.350% Senior Notes due 2054 of Waste Management, Inc. by Waste Management Holdings, Inc.
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Waste Management Holdings, Inc. will fully and unconditionally guarantee the 5.350% Senior Notes due 2054 issued by Waste Management, Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.